Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Lease income	¥ 3,653	¥ 1,878	¥ 2,732
Right-of-use asset for operating leases	¥ 175,422	¥ 185,085